Registration No. 333-40186

File No. 811-10001

UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, DC 20549

FORM N-1A

REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933	☒

Pre-Effective Amendment No.	☐

Post-Effective Amendment No. 18	☒

and/or

REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940	☒

Amendment No. 21

OPPENHEIMER MAIN STREET SELECT FUND®

(Exact Name of Registrant as Specified in Charter)

6803 South Tucson Way, Centennial, Colorado 80112-3924

(Address of Principal Executive Offices) (Zip Code)

Registrant’s Telephone Number, including Area Code:  (303) 768-3200

Arthur S. Gabinet, Esq.

OppenheimerFunds, Inc.

Two World Financial Center, 225 Liberty Street, New York, New York 10281-1008

(Name and Address of Agent for Service)

It is proposed that this filing will become effective (check appropriate box):

☒	immediately upon filing pursuant to paragraph (b)
☐	on November 28, 2011 pursuant to paragraph (b)
☐	60 days after filing pursuant to paragraph (a)(1)
☐	on _____________pursuant to paragraph (a)(1)
☐	75 days after filing pursuant to paragraph (a)(2)
☐	on _______________ pursuant to paragraph (a)(2) of Rule 485.

If appropriate, check the following box:

☐	this post-effective amendment designates a new effective date for a previously filed post-effective amendment.

SIGNATURES

Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant certifies that it meets all the requirements for effectiveness of this Registration Statement pursuant to Rule 485(b) under the Securities Act of 1933 and has duly caused this Registration Statement to be signed on its behalf by the undersigned, thereunto duly authorized, in the City of New York and State of New York on the 12th day of December, 2012.

Oppenheimer Main Street Select Fund®
By:	William F. Glavin Jr.*
William F. Glavin Jr.*, President Principal Executive Officer and Trustee

Pursuant to the requirements of the Securities Act of 1933, this Registration Statement has been signed below by the following persons in the capacities on the dates indicated:

Signatures	Title	Date

William L. Armstrong*	Chairman of the Board of Trustees	December 12, 2012
William L. Armstrong

William F. Glavin, Jr.*	President, Principal	December 12, 2012
William F. Glavin, Jr.	Executive Officer and Trustee

Brian W. Wixted*	Treasurer, Principal	December 12, 2012
Brian W. Wixted	Financial and Accounting Officer

Edward L. Cameron*	Trustee	December 12, 2012
Edward L. Cameron

Jon S. Fossel*	Trustee	December 12, 2012
Jon S. Fossel

Sam Freedman*	Trustee	December 12, 2012
Sam Freedman

Richard F. Grabish*	Trustee	December 12, 2012
Richard F. Grabish

Beverly L. Hamilton*	Trustee	December 12, 2012
Beverly L. Hamilton

Victoria J. Herget*	Trustee	December 12, 2012
Victoria J. Herget

Robert J. Malone*	Trustee	December 12, 2012
Robert J. Malone

F. William Marshall, Jr.*	Trustee	December 12, 2012
F. William Marshall, Jr.

Karen L. Stuckey*	Trustee	December 12, 2012
Karen L. Stuckey

James D. Vaughn*	Trustee	December 12, 2012
James D. Vaughn

*By:	/s/ Mitchell J. Lindauer
Mitchell J. Lindauer, Attorney-in-Fact

EXHIBIT INDEX

Exhibit No.	Description

Ex-101.INS	XBRL Instance Document
Ex-101.SCH	XBRL Taxonomy Extension Schema Document
Ex-101.CAL	XBRL Taxonomy Extension Calculation Linkbase Document
Ex-101.DEF	XBRL Taxonomy Extension Definition Linkbase
Ex-101.LAB	XBRL Taxonomy Extension Labels Linkbase
Ex-101.PRE	XBRL Taxonomy Extension Presentation Linkbase Document